Netting of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives subject to master netting arrangements:
Gross amounts of recognized assets	$ 19,934	$ 4,430
Gross amounts offset in the balance sheet	(7,358)	(1,091)
Net amounts of assets presented in the balance sheet	12,576	3,339
Total
Gross amounts of recognized assets	28,898	28,381
Net amounts of assets presented in the balance sheet	21,540	27,290
Net amount	21,540	27,290
Credit Suisse First Boston Mortgage Capital LLC
Total
Net amounts of assets presented in the balance sheet	2,149
Net amount	2,149
Bank of America, N.A.
Total
Net amounts of assets presented in the balance sheet	1,680	1,782
Net amount	1,680	1,782
Morgan Stanley Bank, N.A.
Total
Net amounts of assets presented in the balance sheet	1,704
Net amount	1,704
Daiwa Capital Markets
Total
Net amounts of assets presented in the balance sheet	1,190
Net amount	1,190
Citibank, N.A.
Total
Net amounts of assets presented in the balance sheet		522
Net amount		522
Other
Total
Net amounts of assets presented in the balance sheet	5,853	1,035
Net amount	5,853	1,035
MBS put options
Derivatives subject to master netting arrangements:
Gross amounts of recognized assets	665	967
MBS call options
Derivatives subject to master netting arrangements:
Gross amounts of recognized assets	91
Forward contracts | Purchases
Derivatives subject to master netting arrangements:
Gross amounts of recognized assets	416	1,645
Forward contracts | Sales
Derivatives subject to master netting arrangements:
Gross amounts of recognized assets	18,762	1,818
IRLCs
Derivatives not subject to master netting arrangements
Gross amounts of recognized assets	8,964	23,951
Total
Net amounts of assets presented in the balance sheet	8,964	23,951
Net amount	$ 8,964	$ 23,951